Financial Risk Management - Summary of Sensitivity of a Reasonably Possible Strengthening (Weakening) (Detail) - Currency risk [member] - USD - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Strengthening
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	€ (2,251)	€ (1,270)	€ (565)
Weakening
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	€ 2,752	€ 1,552	€ 691